Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) Textual [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive (Loss) Income:
Accumulated other comprehensive (loss) income, net of income tax effect, consists of unrealized (losses) gains on available-for-sale securities of ($0.2) million and $0.5 million as of December 31, 2011 and 2010, respectively.